Note 5 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share Abstract
Basic and deluted earnings per share
Basic and Diluted Earnings per Share
	2020	2019 (**)	2018 (**)
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	1.305	3.512	5.400
Adjustment: Additional Tier 1 securities (1)	(387)	(419)	(447)
Profit adjusted (millions of euros) (A)	917	3.093	4.953
Of which: profit from discontinued operations (net of non-controlling interest) (B) (See Note 21)	(1.729)	(758)	704
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding (2)	6.668	6.668	6.668
Weighted average number of shares outstanding x corrective factor (3)	6.668	6.668	6.668
Adjusted number of shares - Basic earnings per share (C)	6.655	6.648	6.636
Adjusted number of shares - diluted earnings per share (D)	6.655	6.648	6.636
Earnings (losses) per share (*)	0,14	0,47	0,75
Basic earnings (losses) per share from continued operations (Euros per share)A-B/C	0,40	0,58	0,64
Diluted earnings (losses) per share from continued operations (Euros per share)A-B/D	0,40	0,58	0,64
Basic earnings (losses) per share from discontinued operations (Euros per share)B/C	(0,26)	(0,11)	0,11
Diluted earnings (losses) per share from discontinued operations (Euros per share)B/D	(0,26)	(0,11)	0,11